Schedule of Deferred Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Deferred tax assets:
Net operating losses	$ 18,686	$ 14,312
Stock-based compensation	6,195	4,190
Section 174 capitalized costs	2,303	2,843
Accrued liabilities	194	190
Lease liabilities	88	340
Other	639	919
Total gross deferred tax assets	28,105	22,794
Valuation allowance	(25,095)	(19,152)
Net deferred tax assets	3,010	3,642
Deferred tax liabilities:
Intangible asset amortization	(3,218)	(3,566)
Fixed asset depreciation	(25)	(156)
Operating lease ROU assets	(88)	(240)
Total gross deferred tax liabilities	(3,331)	(3,962)
Deferred tax liabilities, net	$ (321)	$ (320)